                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                           Principal
                                                             Amount          Value
                                                          -----------   --------------
CERTIFICATES OF DEPOSIT--27.0%
YANKEE CERTIFICATES OF DEPOSIT--27.0%
Bank of Nova Scotia, Houston TX:
0.195%, 6/3/10                                            $38,000,000   $   38,000,000
0.28%, 7/16/10                                             20,000,000       20,000,000
BNP Paribas, New York:
0.24%, 6/16/10                                             15,000,000       15,000,000
0.24%, 6/18/10                                             20,000,000       20,000,000
Credit Agricole Corporate & Investment Bank, New York:
0.22%, 5/4/10                                              20,000,000       20,000,000
0.22%, 5/5/10                                              17,000,000       17,000,000
Nordea Bank Finland plc, New York:
0.20%, 5/14/10                                             23,000,000       23,000,000
0.20%, 5/17/10                                             20,000,000       20,000,000
0.21%, 6/8/10                                              15,000,000       15,000,000
Rabobank Nederland NV, New York:
0.225%, 5/6/10                                              1,500,000        1,500,000
0.72%, 7/26/10                                             15,000,000       15,000,000
0.90%, 6/21/10                                             26,000,000       26,000,000
0.95%, 6/23/10                                              5,500,000        5,500,000
Royal Bank of Canada, New York, 0.249%, 10/1/10(1)         19,000,000       19,000,000
Svenska Handelsbanken, New York:
0.20%, 5/24/10                                             11,000,000       11,000,000
0.20%, 5/25/10                                              4,500,000        4,500,000
Toronto Dominion Bank, New York:
0.26%, 7/12/10                                             14,000,000       14,000,000
0.26%, 8/5/10                                              12,000,000       12,000,000
Westpac Banking Corp., New York:
0.28%, 10/12/10(1)                                          6,000,000        6,000,000
0.281%, 10/7/10(1)                                         30,000,000       30,000,000
                                                                        --------------
Total Certificates of Deposit (Cost $332,500,000)                          332,500,000
                                                                        --------------
DIRECT BANK OBLIGATIONS--8.4%
Chase Bank USA NA, 0.25%, 6/15/10                           9,000,000        9,000,000
Commonwealth Bank of Australia:
0.195%, 5/24/10                                             8,900,000        8,898,891
0.20%, 6/4/10                                              18,000,000       17,996,600
0.28%, 7/9/10(2)                                           20,000,000       19,989,267
National Australia Bank, New York:
0.28%, 7/8/10(2)                                           11,100,000       11,094,129
0.305%, 7/19/10(2)                                         10,000,000        9,993,307
Societe Generale:
0.23%, 5/3/10                                              12,800,000       12,799,836
0.235%, 5/18/10                                            13,300,000       13,298,524
                                                                        --------------
Total Direct Bank Obligations (Cost $103,070,554)                          103,070,554
                                                                        --------------
SHORT-TERM NOTES--59.9%
CAPITAL MARKETS--1.3%
BNP Paribas Finance, Inc., 0.24%, 5/12/10                  16,500,000       16,498,790
                                                                        --------------
COMMERCIAL BANKS--1.1%
ING (US) Funding LLC, 0.25%, 5/28/10                       13,900,000       13,897,394


                          1 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                           Principal
                                                             Amount          Value
                                                          -----------   --------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
General Electric Capital Services:
0.20%, 5/13/10                                            $ 7,500,000   $    7,499,500
0.20%, 5/27/10                                             18,500,000       18,497,328
0.20%, 6/1/10                                              10,700,000       10,698,157
                                                                        --------------
                                                                            36,694,985
                                                                        --------------
INSURANCE--1.9%
United of Omaha Life Insurance Co.:
0.549%, 12/29/10(1)                                        18,000,000       18,000,000
0.549%, 12/29/10(1)                                         5,000,000        5,000,000
                                                                        --------------
                                                                            23,000,000
                                                                        --------------
LEASING & FACTORING--2.6%
Toyota Motor Credit Corp.:
0.24%, 5/11/10                                             18,000,000       17,998,750
0.26%, 5/19/10                                             14,000,000       13,998,180
                                                                        --------------
                                                                            31,996,930
                                                                        --------------
MUNICIPAL--16.3%
Allegheny Cnty., PA Industrial Development Authority
Bonds, Union Electric Steel Corp., Series 1997, 0.32%,
5/3/10(1)                                                   3,000,000        3,000,000
Anaconda-Deer Lodge Cnty., MT, BP West Coast Products,
Series 2002, 0.27%, 5/3/10(1)                               5,500,000        5,500,000
Anchor Holdings II LLC Nts., Series 2001, 0.65%,
5/15/10(1)                                                  5,740,000        5,740,000
Ashland, WI Industrial Development Revenue Bonds,
Larson-Juhl US LLC Project, Series 2000, 0.52%,
5/1/10(1)                                                   3,500,000        3,500,000
Atmore, AL Special Purpose Wts., Industrial Park
Project, Series 04B, 0.35%, 5/3/10(1)                       3,725,000        3,725,000
Berkley Realty Co. LLC Bonds, Series 2002A, 0.35%,
5/3/10(1)                                                   3,040,000        3,040,000
Berks Medical Realty LP Revenue Bonds, Series 2001,
0.35%, 5/3/10(1)                                            3,760,000        3,760,000
Birmingham, AL Industrial Development Board Solid
Waste Revenue Bonds, American Cast Iron, Series 2000,
0.45%, 5/1/10(1)                                            2,900,000        2,900,000
Capital One Funding Corp., Series 2000B, 0.29%,
5/3/10(1)                                                   5,122,000        5,122,000
Columbus, GA Development Authority Revenue Bonds, MAC
Property LLC Project, Series 2007, 0.35%, 5/3/10(1)         1,675,000        1,675,000
Davidson Cnty. Industrial Facility & Pollution Control
Finance Authority, Diebold, Inc. Project, Series 1997,
0.40%, 5/1/10(1)                                            6,800,000        6,800,000
Decatur, AL Industrial Development Board Environmental
Facilities Revenue Bonds, BP Amoco Project, Series
2001, 0.27%, 5/3/10(1)                                      6,000,000        6,000,000
Dothan, AL Industrial Development Board Bonds,
Dunbarton Project, Series 1999, 0.35%, 5/3/10(1)            2,750,000        2,750,000
FL Orthopaedic Institute Surgery Center LLC Bonds,
Series 2001, 0.35%, 5/3/10(1)                               2,800,000        2,800,000


                          2 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                           Principal
                                                             Amount          Value
                                                          -----------   --------------
MUNICIPAL CONTINUED
Gulf Coast, TX Industrial Development Authority Marine
Terminal Revenue Bonds, Amoco Oil Co., 0.27%, 5/3/10(1)   $12,700,000   $   12,700,000
Hailey, ID Industrial Development Corp. Revenue Bonds,
Rocky Mountain Hardware Project, Series 2006, 0.52%,
5/3/10(1)                                                   1,695,000        1,695,000
Harris Cnty., TX Cultural Education Facilities Finance
Corp., Texas Medical Center, Series 2008A, 0.25%,
5/3/10(1)                                                   5,305,000        5,305,000
IA Finance Authority Bonds, M.H. Eby, Inc. Project,
Series 2005, 0.38%, 5/3/10(1)                               1,835,000        1,835,000
IL Finance Authority, Gift of Hope Organ & Tissue
Donor Network, Series 2008, 0.40%, 5/3/10(1)                7,700,000        7,700,000
IN Finance Authority Environmental Revenue Bonds, Duke
Energy Indiana, Inc., Series 2009 A-1, 0.34%, 5/3/10(1)     2,025,000        2,025,000
Intrepid Museum Foundation Revenue Bonds, Series 2006,
0.323%, 5/3/10(1)                                           7,080,000        7,080,000
Mountain Agency, Inc. (The) Securities, Series 2003,
0.36%, 5/3/10(1)                                           11,260,000       11,260,000
MS Business Finance Corp. Revenue Bonds, Olin Corp.
Project, Series 2005, 0.30%, 5/1/10(1)                      1,600,000        1,600,000
Muskogee, OK Trust Port Authority Industrial
Development Revenue Bonds, Uni-Steel, Inc., Series
1998, 0.47%, 5/3/10(1)                                      2,850,000        2,850,000
National Geographic School Publishing, Inc. Nts.,
Series 2006, 0.33%, 5/3/10(1)                               4,100,000        4,100,000
NJ Economic Development Authority Bonds, MZR Real
Estate, Series 2007B, 0.35%, 5/3/10(1)                      3,895,000        3,895,000
Oneida, NY Industrial Development Agency, Mohawk
Valley Network, Series 2006F, 0.32%, 5/6/10(1)              4,890,000        4,890,000
OR Economic Development Revenue Bonds, Oregan
Precision Industries, Series 204A, 0.45%, 5/1/10(1)         1,000,000        1,000,000
PA Economic Development Finance Authority, John W.
Gleim Jr., Inc. Project, Series 2009B1, 0.34%,
5/3/10(1)                                                   1,500,000        1,500,000
Pendleton Cnty., KY Multi-County Lease Revenue Bonds,
Assoc. of Counties Leasing Program, 0.30%, 5/5/10           9,000,000        9,000,000
Polk Cnty., FL Industrial Development Authority
Revenue Bonds, Watson Clinic, Series 1999, 0.30%,
5/1/10(1)                                                   2,350,000        2,350,000
Raleigh, NC Certificates of Participation, Series
2008, 0.30%, 5/3/10(1)                                      3,665,000        3,665,000
Rickenbacker Port Authority Economic Development
Revenue Bonds, YMCA of Central Ohio, Series 2002,
0.31%, 5/3/10(1)                                           11,660,000       11,660,000
Ridgewood Associates Bonds, Series 2005, 0.35%,
5/3/10(1)                                                   3,620,000        3,620,000
Ross Sinclaire Real Estate Trust LLC Nts., 0.33%,
5/3/10(1)                                                   2,205,000        2,205,000
San Antonio, TX Special Facilities Bonds, Cessna
Aircraft Project, Series 1995, 0.45%, 5/1/10(1)             2,100,000        2,100,000
Savanna, IL Industrial Development Revenue Bonds,
Metform Corp., Series 1994A, 0.36%, 5/3/10(1)               4,300,000        4,300,000


                          3 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                           Principal
                                                             Amount          Value
                                                          -----------   --------------
MUNICIPAL CONTINUED
Savannah College of Art & Design, Inc. Bonds, Series
2004, 0.34%, 5/1/10(1)                                    $   600,000   $      600,000
SC Jobs Economic Development Authority, Ortec, Inc.
Project, Series 2000B, 0.45%, 5/1/10(1)                     1,900,000        1,900,000
Sheridan Cnty., AR Industrial Development Revenue
Bonds, Centria Project, Series 2000A, 0.38%, 5/3/10(1)      2,600,000        2,600,000
Tennis For Charity, Inc. Bonds, Series 2004, 0.29%,
5/3/10(1)                                                   1,640,000        1,640,000
Vigo Cnty., IN Economic Development Revenue Bonds,
Republic Services, Inc. Project, Series 03, 0.37%,
5/3/10(1)                                                   5,000,000        5,000,000
Washington Cnty., PA Industrial Development Authority
Bonds, AccuTrex Products, Inc. Project, Series 1996,
0.38%, 5/3/10(1)                                              900,000          900,000
Westchester Cnty. Industrial Development Agency Bonds,
BWP Distributors, Inc., Series 1997, 0.35%, 5/3/10(1)       1,950,000        1,950,000
Whitehall, WI Industrial Development Revenue Bonds,
Whitehall Specialties, 0.40%, 5/3/10(1)                     4,600,000        4,600,000
Whiting, IN Environmental Facilities Revenue Refunding
Bonds, BP Products North America, Inc. Project, Series
C, 0.27%, 5/3/10(1)                                        10,800,000       10,800,000
Winston-Salem, NC Certificates of Participation,
Series 1992, 0.35%, 5/5/10(1)                               6,250,000        6,250,000
                                                                        --------------
                                                                           200,887,000
                                                                        --------------
OIL, GAS & CONSUMABLE FUELS--2.6%
Total Capital Canada, 0.20%, 5/26/10(2)                    31,500,000       31,495,625
                                                                        --------------
PERSONAL PRODUCTS--0.8%
Procter & Gamble International Funding SCA, 0.259%,
5/7/10(1,2)                                                10,000,000       10,000,000
                                                                        --------------
RECEIVABLES FINANCE--18.4%
Barton Capital Corp.:
0.20%, 5/4/10(2)                                            8,000,000        7,999,867
0.20%, 5/13/10(2)                                          12,000,000       11,999,200
0.24%, 5/18/10(2)                                           8,000,000        7,999,207
Barton Captial Corp., 0.20%, 5/6/10(2)                     14,000,000       13,999,611
Chariot Funding LLC:
0.25%, 6/14/10(2)                                          10,000,000        9,996,944
0.25%, 6/23/10(2)                                          16,000,000       15,994,111
Fairway Finance Corp.:
0.26%, 6/10/10(2)                                           7,700,000        7,697,806
0.26%, 6/16/10(2)                                          15,000,000       14,995,017
0.27%, 7/7/10(2)                                           24,000,000       23,987,940
Falcon Asset Securitization Co. LLC, 0.25%, 6/28/10(2)     13,000,000       12,994,764
Old Line Funding Corp.:
0.21%, 6/7/10(2)                                            8,800,000        8,798,101
0.26%, 7/7/10(2)                                           15,600,000       15,592,451
Park Avenue Receivables Co. LLC, 0.20%, 5/20/10(2)         29,800,000       29,796,854


                          4 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                           Principal
                                                             Amount          Value
                                                          -----------   --------------
RECEIVABLES FINANCE CONTINUED
Thunder Bay Funding LLC:
0.21%, 6/7/10(2)                                          $19,962,000   $   19,957,692
0.26%, 7/6/10(2)                                           25,000,000       24,988,083
                                                                        --------------
                                                                           226,797,648
                                                                        --------------
SPECIAL PURPOSE FINANCIAL--11.6%
Crown Point Capital Co.:
0.35%, 6/2/10                                              15,600,000       15,594,749
0.40%, 5/5/10                                              13,300,000       13,299,409
0.40%, 5/10/10                                             20,000,000       19,998,000
0.40%, 5/11/10                                             10,300,000       10,298,856
FCAR Owner Trust I:
0.28%, 5/21/10                                             19,000,000       18,997,044
0.28%, 5/28/10                                             11,680,000       11,677,547
Lexington Parker Capital Co. LLC:
0.40%, 5/3/10(2)                                           17,000,000       16,999,622
0.40%, 5/4/10(2)                                            3,000,000        2,999,900
0.40%, 5/12/10(2)                                          13,000,000       12,998,411
0.40%, 5/19/10(2)                                          15,000,000       14,997,000
Ticonderoga Funding LLC, 0.27%, 5/27/10                     5,000,000        4,999,025
                                                                        --------------
                                                                           142,859,563
                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Louis Dreyfus Corp., 0.35%, 5/3/10                          4,000,000        3,999,922
                                                                        --------------
Total Short-Term Notes (Cost $738,127,857)                                 738,127,857
                                                                        --------------
U.S. GOVERNMENT AGENCIES--2.3%
Federal Home Loan Bank:
0.50%, 10/29/10-4/6/11                                     13,200,000       13,194,394
0.61%, 5/16/11                                             15,000,000       15,000,000
                                                                        --------------
Total U.S. Government Agencies (Cost $28,194,394)                           28,194,394
U.S. GOVERNMENT OBLIGATIONS--2.1%
U.S. Treasury Nts., 0.875%, 2/28/11                        13,000,000       13,054,450
U.S. Treasury Nts., 0.875%, 3/31/11                         6,000,000        6,023,879
U.S. Treasury Nts., 0.875%, 4/30/11                         6,500,000        6,521,851
                                                                        --------------
Total U.S. Government Obligations (Cost $25,600,180)                        25,600,180
                                                                        --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,227,492,985)                99.7%   1,227,492,985
                                                                        --------------
Other Assets Net of Liabilities                                   0.3        3,834,115
                                                          -----------   --------------
Net Assets                                                      100.0%  $1,231,327,100
                                                          ===========   ==============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Represents the current interest rate for a variable or increasing rate security.


                          5 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $357,364,909, or 29.02% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                                                  LEVEL 2--         LEVEL 3--
                                LEVEL 1--           OTHER          SIGNIFICANT
                                UNADJUSTED       SIGNIFICANT      UNOBSERVABLE
                              QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                              -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit            $--          $  332,500,000         $--       $  332,500,000
Direct Bank Obligations             --             103,070,554          --          103,070,554
Short-Term Notes                    --             738,127,857          --          738,127,857
U.S. Government Agencies            --              28,194,394          --           28,194,394
U.S. Government Obligations         --              25,600,180          --           25,600,180
                                   ---          --------------         ---       --------------
Total Assets                       $--          $1,227,492,985         $--       $1,227,492,985
                                   ---          --------------         ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair


                          6 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2010, the Fund had sold securities issued on a delayed delivery basis as follows:

                    WHEN-ISSUED OR
                   DELAYED DELIVERY
                  BASIS TRANSACTIONS
                  ------------------
Sold securities       $5,475,180


                          7 | Oppenheimer Cash Reserves

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/07/2010